UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   SEPTEMBER 30, 2007
                                                 ------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         LUMINUS MANAGEMENT, LLC
Address:      1700 BROADWAY
              38TH FLOOR
              NEW YORK, NEW YORK 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         MARK BRENNAN
Title:        TREASURER
Phone:        212-615-3425

Signature, Place, and Date of Signing:

                                       NEW YORK, NY            NOVEMBER 15, 2007
             [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:              37
                                                     --

Form 13F Information Table Value Total:          $1,590,296
                                                 ----------
                                                (thousands)

List of Other Included Managers:                     NONE

      Form 13F INFORMATION TABLE (09/30/07)

                    COLUMN 1          COLUMN 2       COLUMN 3   COLUMN 4             COLUMN 5      COLUMN 6      COLUMN 7   COLUMN 8

                                      TITLE OF                   VALUE        SHRS OR  SH/  PUT/  INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                         CLASS          CUSIP     (X1000)       PRN AMT  PRN  CALL  DISCRETION    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

                                     -----------------------------------------------------------------------------------------------
                                     --------------------------------------------------------------------------------------------
ADA ES INC CMN                       Common Stock    005208103    1,213.43       97,464 SH        SOLE         97,464     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
AES CORP. CMN                        Common Stock    00130H105   67,674.34    3,376,963 SH        SOLE      3,376,963     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
ALLEGHENY ENERGY, INC. CMN           Common Stock    017361106  132,973.90    2,544,468 SH        SOLE      2,544,468     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
AMERICAN ELECTRIC POWER INC CMN      Common Stock    025537101  104,039.42    2,257,800 SH        SOLE      2,257,800     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
AQUILA, INC. CMN                     Common Stock    03840P102   54,057.55   13,480,685 SH        SOLE     13,480,685     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
AT&T INC CMN                         Common Stock    00206R102    2,115.50       50,000 SH        SOLE         50,000     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
BURLINGTON NORTHERN SANTA FE CORP    Common Stock    12189T104   10,949.83      134,900 SH        SOLE        134,900     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
CLECO CORPORATION CMN                Common Stock    12561W105   21,621.14      855,605 SH        SOLE        855,605     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
CMS ENERGY CORPORATION CMN           Common Stock    125896100   62,701.01    3,727,765 SH        SOLE      3,727,765     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
CONSOL ENERGY INC. CMN               Common Stock    20854P109   75,819.55    1,627,029 SH        SOLE      1,627,029     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP CMN       Common Stock    210371100  114,581.12    1,335,600 SH        SOLE      1,335,600     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
DPL INC CMN                          Common Stock    233293109   15,620.29      594,832 SH        SOLE        594,832     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
EMBARQ CORPORATION CMN               Common Stock    29078E105    2,301.84       41,400 SH        SOLE         41,400     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP
  CL-A CLASS AA                      Common Stock    291525103      539.94      109,300 SH        SOLE        109,300     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
ENTERGY CORPORATION CMN              Common Stock    29364G103   31,103.49      287,224 SH        SOLE        287,224     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
ESCO TECHNOLOGIES INC CMN            Common Stock    296315104   40,261.78    1,211,245 SH        SOLE      1,211,245     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
EXELON CORP CMN                      Common Stock    30161N101  120,207.72    1,595,113 SH        SOLE      1,595,113     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
EXTERRAN HOLDINGS, INC. CMN          Common Stock    30225N105   13,729.30      170,890 SH        SOLE        170,890     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
FOUNDATION COAL
  HOLDINGS, INC. CMN                 Common Stock    35039W100   75,826.48    1,934,349 SH        SOLE      1,934,349     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD. CMN             Common Stock    G3921A175       64.21        3,046 SH        SOLE          3,046     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
GLU MOBILE INC. CMN                  Common Stock    379890106      204.08       22,500 SH        SOLE         22,500     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
INTEGRYS ENERGY GROUP,
  INC. CMN                           Common Stock    45822P105   21,534.79      420,355 SH        SOLE        420,355     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
LIMELIGHT NETWORKS, INC. CMN         Common Stock    53261M104    2,098.20      236,817 SH        SOLE        236,817     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
NRG ENERGY, INC. CMN                 Common Stock    629377508  108,114.39    2,556,500 SH        SOLE      2,556,500     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
PPL CORPORATION CMN                  Common Stock    69351T106  114,447.77    2,471,874 SH        SOLE      2,471,874     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
QUALCOMM INC CMN                     Common Stock    747525103      105.65        2,500 SH        SOLE          2,500     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
SEMCO ENERGY INC CMN                 Common Stock    78412D109    3,307.49      419,200 SH        SOLE        419,200     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
SEMPRA ENERGY CMN                    Common Stock    816851109   44,874.45      772,100 SH        SOLE        772,100     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
SIERRA PACIFIC RESOURCES
  (NEW) CMN                          Common Stock    826428104   57,584.60    3,660,814 SH        SOLE      3,660,814     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
SIRIUS SATELLITE RADIO INC CMN       Common Stock    82966U103    5,409.50    1,550,000 SH        SOLE      1,550,000     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
SOUTHERN UNION CO (NEW) CMN          Common Stock    844030106   44,518.66    1,431,008 SH        SOLE      1,431,008     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
SPRINT NEXTEL CORPORATION CMN        Common Stock    852061100   23,276.90    1,225,100 SH        SOLE      1,225,100     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
TRANSALTA CORP CMN                   Common Stock    89346D107  136,108.98    4,315,440 SH        SOLE      4,315,440     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
UNION PACIFIC CORP. CMN              Common Stock    907818108   27,021.34      239,000 SH        SOLE        239,000     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP
  144A 4.5% 03/01/2035 CONV SM       Note 4.5% 03/01 909205AB2      491.88      500,000 PRN       SOLE        500,000     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP HLD CO CMN     Common Stock    909205106   50,756.21    1,698,100 SH        SOLE      1,698,100     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
UTILITIES HOLDERS TRUST 'HOLDRS'     Depository Rcpt 918019100       3,040       21,000 SH        SOLE         21,000     0   0
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
                                                                 1,590,296
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